Secured Loan Payable (Details Textual) ¥ in Millions	1 Months Ended		12 Months Ended
	Sep. 18, 2018 USD ($)	Sep. 18, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Secured Loans (Textual)
Interest expense			$ 469,149	$ 472,975
Loans receivable			92,580,666	117,262,095
Penalties for default payment of principals and interests			2,157,006	1,476,588
Secured Debt			79,213,679	15,336,412
Secured loan [Member]
Secured Loans (Textual)
Interest expense				1,303,909	$ 2,442,527
Hangzhou Jingyuan [Member]
Secured Loans (Textual)
Interest expense			$ 25,118
Hangzhou Jingyuan [Member] | Maximum [Member]
Secured Loans (Textual)
Interest rate			6.00%
Hangzhou Jingyuan [Member] | Minimum [Member]
Secured Loans (Textual)
Interest rate			1.29%
China Great Wall Assets Management Co. Ltd. (China Great Wall) [Member]
Secured Loans (Textual)
Repayment of interest and penalties	$ 16,400,000	¥ 112.6
Feng Hui [Member] | Secured loan [Member]
Secured Loans (Textual)
Loans receivable			$ 4,966,849	$ 5,310,886